Portfolio of Investments December 31, 2025
HYIF
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 139.5% (100.0% of Total Investments)
997844096 MUNICIPAL BONDS - 139.5% (100.0% of Total Investments) 997844096
ALABAMA - 1.4%
$ 8,000,000 (a),(b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025C, (Mandatory Put 8/01/34)
5 .500% 11/01/56 $ 8,484,262
425,000 (c) Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024, (UB)
5 .500 10/01/53 444,745
500,000 MidCity Improvement District, Alabama, Special Assessment
Revenue Bonds, Series 2024
6 .500 11/01/44 487,961
550,000 MidCity Improvement District, Alabama, Special Assessment
Revenue Bonds, Series 2024
6 .750 11/01/53 528,950
2,220,000 (d) Montgomery Medical Clinic Board, Alabama, Health Care
Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5 .000 03/01/33 222,000
TOTAL ALABAMA 10,167,918
ARIZONA - 3.7%
2,000,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Series 2021B
5 .000 07/01/51 1,722,813
1,800,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Taxable Series 2021A
5 .000 07/01/51 1,546,381
3,530,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, San Tab Charter Schools Project, Series 2025
6 .875 02/01/65 3,531,489
2,500,000 (b) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4 .000 12/01/41 1,786,913
110,000 (b) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4 .150 12/01/57 65,989
100,000 (b) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Subordinate Series 2022B
5 .750 12/15/57 69,663
1,625,000 (b) Arizona Industrial Development Authority, Development First
Lien Revenue Bonds, Montanero Project, Alternative Minimum
Tax Series 2025, (AMT)
6 .750 12/01/55 1,664,217
148,000 Estrella Mountain Ranch Community Facilities District,
Goodyear, Arizona, Special Assessment Revenue Bonds,
Montecito Assessment District 3, Series 2021
3 .750 07/01/46 109,702
1,055,000 (b) Maricopa County Industrial Development Authority, Arizona,
Charter School Revenue Bonds, Paradise Schools Project,
Series 2025
5 .875 07/01/60 1,051,618
3,100,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Sun Valley Academy, Series 2024A
6 .625 07/01/59 3,176,956
1,000,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Sun Valley Academy, Series 2024A
6 .750 07/01/63 1,028,245
1,655,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Villa Montessori, Inc Project, Series
2023A
5 .500 07/01/53 1,653,420
985,000 Phoenix Industrial Development Authority, Arizona, Multi-
Family Housing Revenue Bonds, 3rd and Indian Road Assisted
Living Project, Series 2016
5 .400 10/01/36 799,712
1,450,000 Sierra Vista Industrial Development Authority, Arizona,
Economic Development Revenue Bonds, Convertible Capital
Appreciation Revenue Bonds, Series 2021A
5 .375 10/01/56 1,186,950
1,500,000 Sierra Vista Industrial Development Authority, Arizona,
Economic Development Revenue Bonds, Convertible Capital
Appreciation Revenue Bonds, Series 2022A
7 .000 10/01/56 1,510,423
500,000 (b) Sierra Vista Industrial Development Authority, Arizona,
Economic Development Revenue Bonds, Taxable Series 2021B
6 .250 10/01/36 435,328
500,000 (b) Sierra Vista Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Series 2024
5 .000 06/15/64 437,515

Portfolio of Investments December 31, 2025
(continued)
HYIF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 3,000,000 (b) Sierra Vista Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Flagstaff Junior Academy
Project, Series 2025
7 .000% 06/01/65 $ 3,042,156
1,000,000 (b) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6 .125 10/01/47 665,131
1,400,000 (b) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6 .125 10/01/52 903,222
TOTAL ARIZONA 26,387,843
ARKANSAS - 0.6%
4,500,000 (b) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7 .000 07/01/59 4,290,420
TOTAL ARKANSAS 4,290,420
CALIFORNIA - 7.8%
2,000,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4 .000 02/01/56 1,332,012
4,725,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments,
Series 2020A
5 .000 02/01/50 3,614,625
12,300,000 (b) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5 .000 04/01/49 9,975,948
250,000 (b) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science & Language Academy Project,
Series 2021
4 .000 07/01/61 182,701
1,420,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5 .000 08/15/47 1,328,758
3,110,000 (a) California Infrastructure and Economic Development Bank,
Revenue Bonds, Brightline West Passenger Rail Project, Green
Series 2025B, (AMT), (Mandatory Put 11/02/26)
12 .000 01/01/65 2,301,400
550,000 (b) California Municipal Finance Authority, Revenue Bonds,
American Musical and Dramatic Academy Inc. AMDA Inc
Project, Taxable Series 2023B
9 .500 07/01/30 561,188
1,255,000 California Municipal Finance Authority, Revenue Bonds,
American Musical and Dramatic Academy Inc., Series 2023A
7 .250 07/01/53 1,279,513
1,470,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6 .500 06/01/54 1,439,894
7,300,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6 .375 06/01/59 6,978,129
1,750,000 (b) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Series
2024
5 .875 06/01/54 1,591,982
1,925,000 (b) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Series
2024
6 .000 06/01/64 1,726,037
250,000 (b) California School Finance Authority, California, Charter School
Revenue Bonds, Girls Athletic Leadership School Los Angeles
Project, Series 2021A
4 .000 06/01/51 180,979
1,360,000 (b) California School Finance Authority, California, Charter School
Revenue Bonds, Hayward Twin Oaks Montessori Charter
School Project, Series 2024A
6 .000 06/15/54 1,257,210
2,765,000 (b) California School Finance Authority, California, Charter School
Revenue Bonds, Hayward Twin Oaks Montessori Charter
School Project, Series 2024A
6 .125 06/15/64 2,533,418
5,000,000 (b) California School Finance Authority, Charter School Lease
Revenue Bonds, Pathways to College Project, Series 2023A
7 .500 06/15/63 5,048,767
500,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group,
Series 2020A
5 .000 06/01/59 404,688
250,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Citizens of the World Charter, Series 2022A
6 .250 04/01/52 250,163
100,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Partnerships to Uplift Communities Project, Refunding
Social Series 2023
5 .500 08/01/47 100,459

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 250,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Why Not Academy - Obligated
Group, Series 2021A
4 .000% 06/01/51 $ 186,410
500,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools - Obligated Group,
Series 2023A
6 .000 06/01/63 487,124
1,000,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Vibrant Minds Charter School Project, Series 2025
6 .750 04/15/45 1,012,601
1,000,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Vibrant Minds Charter School Project, Series 2025
7 .000 04/15/55 1,008,695
245,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2021C
4 .000 09/02/51 208,005
500,000 (b) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Subordinate Series
2021B
8 .000 04/01/56 395,954
1,000,000 (b) CMFA Special Finance Agency, California, Essential Housing
Revenue Bonds, Latitude 33, Senior Series 2021A-2
4 .000 12/01/45 747,001
290,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, 1818 Platinum Triangle-
Anaheim, Mezzanine Lien Series 2021B
4 .000 04/01/57 214,167
325,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, 1818 Platinum Triangle-
Anaheim, Social Bond Series 2021A-2
3 .250 04/01/57 234,456
250,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Acacia on Santa Rosa Creek,
Mezzanine Lien Series 2021B
4 .000 10/01/46 201,760
305,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Acacia on Santa Rosa Creek,
Senior Lien Series 2021A
4 .000 10/01/56 250,049
3,000,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Center City Anaheim, Series
2020A
5 .000 01/01/54 2,724,739
630,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Millennium South Bay-
Hawthorne, Mezzanine Lien Series 2021B
4 .000 07/01/58 345,560
250,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Series 2021B
4 .000 07/01/58 159,998
250,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Mezzanine Lien Series 2021B
4 .000 06/01/57 74,529
1,000,000 Kaweah Delta Health Care District, California, Revenue Bonds,
Series 2015B
5 .000 06/01/40 996,176
1,100,000 Oroville, California, Revenue Bonds, Oroville Hospital Series
2019
5 .250 04/01/54 759,000
35,000 Palomar Health System, California, Revenue Bonds, Refunding
Series 2017
5 .000 11/01/42 31,492
15,000,000 Tobacco Securitization Authority of Southern California,
Tobacco Settlement Asset-Backed Bonds, San Diego County
Tobacco Asset Securitization Corporation, First Subordinate
CABs, Series 2006B
0 .000 06/01/46 3,689,492
TOTAL CALIFORNIA 55,815,079
COLORADO - 33.6%
5,725,000 (b) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .750 12/01/54 5,729,231
1,220,000 Andrews Farm Metropolitan District 1, Hudson, Colorado,
General Obligation Bonds, Limited Tax Series 2025A
6 .375 12/01/55 1,247,953
533,000 Andrews Farm Metropolitan District 1, Hudson, Colorado,
General Obligation Bonds, Subordinate Limited Tax Series
2025B
8 .375 12/15/55 532,853
3,025,000 Arista Metropolitan District, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding and
Improvement Series 2023B
8 .250 12/15/39 3,052,087

Portfolio of Investments December 31, 2025
(continued)
HYIF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,725,000 Aurora Crossroads Metropolitan District 2, Colorado, Limited
Tax General Obligation Bonds, Series 2025A-3
6 .125% 12/01/55 $ 3,733,773
4,500,000 Aurora Highlands Community Authority Board, Adams
County, Colorado, Special Tax Revenue Bonds, Refunding &
Improvement Series 2021A
5 .750 12/01/51 4,333,565
1,200,000 Baseline Metropolitan District 1, In the City and County of
Broomfield, Colorado, Special Revenue Bonds, Subordinate
Series 2024B
6 .750 12/15/54 1,206,522
4,775,000 (b) Bella Mesa Metropolitan District, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series
2024B
8 .000 12/15/54 4,774,225
500,000 Berthoud-Heritage Metropolitan District 10, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Senior Series
2022A
4 .750 12/01/52 414,379
1,750,000 Bradley Heights Metropolitan District 2, Colorado Springs, El
Paso County, Colorado, General Obligation Limited Tax Bonds,
Series 2021A-3
4 .750 12/01/51 1,388,147
5,000,000 Brickyard Metropolitan District 1, Castle Rock Town, Douglas
County, Colorado, General Obligation Limited Tax and Special
Revenue Bonds, Series 2025
7 .250 12/01/57 4,827,187
500,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .000 12/01/35 459,159
1,475,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .125 12/01/48 1,197,988
4,675,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .000 12/01/49 3,645,554
7,872,000 Broadway Station Metropolitan District 3, Denver County,
Colorado, Tax Increment Supported Revenue Bonds, Series
2023A
7 .000 12/15/32 7,873,087
446,000 Buffalo Ridge Metropolitan District (In the City of Commerce
City), Adams County, Colorado, General Obligation Refunding
and Improvement Bonds, Series 2018B
7 .375 12/15/47 446,676
500,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Improvement Bonds, Series 2022
6 .500 12/01/53 524,926
140,000 (b) Cherry Hills City Metropolitan District, Arapahoe County,
Colorado, General Obligation Limited Tax Bonds, Subordinate
Series 2020B-3
8 .000 12/15/47 140,177
485,000 Citadel on Colfax Business Improvement District, Aurora,
Colorado, Special Revenue and Tax Supported Bonds, Senior
Series 2020A
5 .350 12/01/50 461,748
2,000,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy, Inc.
Second Campus Project, Series 2013
7 .450 08/01/48 2,005,095
21,000,000 (b) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .875 02/01/59 22,020,837
1,170,000 (b) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5 .000 10/01/59 1,035,585
3,100,000 (d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes of the Midwest Obligated Group,
Series 2013
8 .000 08/01/43 1,966,297
117,278 (d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Ralston Creek at Arvada Project, Series 2017A
5 .250 11/01/32 2,736
349,229 (d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Ralston Creek at Arvada Project, Series 2017A
5 .500 11/01/37 8,147
651,547 (d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Ralston Creek at Arvada Project, Series 2017A
5 .750 11/01/47 15,201
435,233 (d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Ralston Creek at Arvada Project, Series 2017A
6 .000 11/01/52 10,154

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 500,000 (b),(d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5 .500% 12/01/30 $ 422,667
500,000 (b),(d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
6 .250 12/01/50 351,047
2,055,000 Conexus Metropolitan District No. 1, Monument, El Paso
County, Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Series 2025A
6 .250 12/01/55 2,072,297
1,800,000 Copperleaf Metropolitan District 5, Arapahoe County,
Colorado, Limited Tax General Obligation Bonds, Refunding
Limited Tax Convertible to Unlimited Tax Series 2025A
6 .500 12/01/55 1,812,081
500,000 Copperleaf Metropolitan District 6, Arapahoe County,
Colorado, Limited Tax, General Obligation Bonds, Subordinate
Series 2022B
6 .000 12/15/41 506,379
4,900,000 (b) Cottonwood Creek Metropolitan District 5, Arapahoe County
Colorado, Limited Tax General Obligation Bonds, Convertible
Capital Appreciation Series 2025
7 .250 12/01/55 3,755,812
1,658,000 Crossroads Metropolitan District 1, El Paso County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2022
6 .500 12/01/51 1,636,454
5,000,000 (b) Dawson Trails Metropolitan District 1, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series
2025B
9 .250 12/15/55 4,811,309
1,398,667 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 898,114
2,000,000 DC Metropolitan District, Denver County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2024A
5 .875 12/01/54 1,974,979
1,250,000 DC Metropolitan District, Denver County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2024B
8 .000 12/15/54 1,250,104
5,465,000 Elora Metropolitan District, Elbert County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax,
Series 2025A
6 .000 12/01/55 5,600,495
600,000 (b) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 606,414
500,000 (b) Glen Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021
4 .250 12/01/51 409,149
1,277,000 Grand Avenue Metropolitan District, In the City of Aurora,
Arapahoe County, Colorado, Limited Tax General Obligation
Bonds, Series 2023
8 .125 12/01/52 1,301,383
1,185,000 Haymeadow Metropolitan District 1, Eagle County, Colorado,
General Obligation Bonds, Limited Tax Subordinate Series
2025B
8 .375 12/15/49 1,185,859
1,000,000 Haymeadow Metropolitan District 1, Eagle County, Colorado,
General Obligation Bonds, Subordinate Limited Tax Series
2025A
6 .125 12/01/54 1,027,226
982,204 Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 1,
Series 2024A-1
6 .000 12/01/43 1,008,347
2,000,000 (b) Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Refunding and Improvement Series 2025B
8 .250 12/15/55 1,965,810
1,000,000 (b) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .625 12/01/56 995,773
2,000,000 Lakota Pointe Metropolitan District 1, Winter Park, Colorado,
Limited Tax General Obligation Bonds, Series 2025A
6 .000 12/01/55 2,041,077
1,185,000 Lakota Pointe Metropolitan District 1, Winter Park, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series
2025B
8 .250 12/15/55 1,183,649

Portfolio of Investments December 31, 2025
(continued)
HYIF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,000,000 (b) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7 .375% 11/01/52 $ 2,101,219
1,000,000 (b) Ledge Rock Center Commercial Metropolitan District, In the
Town of Johnstown, Weld County, Colorado, Limited Tax
General Obligation Bonds, Series 2022A
7 .000 11/01/52 1,014,992
500,000 Ledge Rock Center Residential Metropolitan District 1, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Series 2024A
6 .375 12/01/54 508,078
3,125,000 Legacy Community Authority, Wheat Ridge, Colorado, Limited
Tax Supported Revenue Bonds, Series 2025A
6 .750 12/01/55 3,165,571
1,000,000 Legato Community Authority, Colorado, Commerce City
Colorado Limited Tax Supported Revenue Bonds District 12 3
& 7 Convertible Capital Appreciation Series 2021A-2
5 .000 12/01/51 787,952
535,000 Lochbuie Station Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Subordinate General Obligation
Limited Tax Bonds, Series 2020B
6 .250 12/15/44 537,534
2,000,000 (b) Mayberry Springs Community Authority, El Paso County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2025
7 .125 12/01/45 2,017,257
500,000 (b) Mineral Business Improvement District, Arapahoe County,
Colorado, General Obligation and Special Revenue Bonds,
Limited Tax Series 2024A
5 .750 12/01/54 503,486
1,000,000 Mirabelle Metropolitan District 2, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series
2025B
6 .125 12/15/49 992,855
500,000 Mountain Brook Metropolitan District, Longmont, Boulder
County, Colorado, Limited Tax General Obligation Bonds,
Series 2021
4 .750 12/01/51 400,814
1,000,000 Mulberry Metropolitan District 2, Fort Collins, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
7 .000 12/01/52 1,024,213
322,000 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2021B - AGM Insured
4 .625 12/15/51 286,576
2,175,000 (b) Old Towne Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding and Improvement
Limited Tax Series 2024
6 .000 12/01/53 2,082,264
2,500,000 (b) Orchard Park Place South Metropolitan District, Adams County,
Colorado, General Obligation Bonds, Limited Tax Series 2024
6 .000 12/01/54 2,504,619
1,500,000 (d) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5 .000 12/01/49 1,358,090
2,005,000 (b) Palisade Metropolitan District 2, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate
Convertible Capital Appreciation Series 2024B
5 .875 12/15/54 1,913,987
1,215,000 (b) Palisade Metropolitan District 2, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Second Subordinate
Series 2024C
8 .000 12/15/37 1,224,382
1,150,000 Parterre Metropolitan District 5, Thornton, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2025A
6 .125 12/01/55 1,206,330
2,500,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series
2022A-1
7 .500 12/01/52 2,532,835
3,500,000 Pinery Commercial Metropolitan District 2, Douglas County,
Colorado, Special Revenue Bonds, Series 2025
5 .750 12/01/54 3,482,265
500,000 Pinon Pines Metropolitan District No. 3, El Paso County,
Colorado, General Obligation Limited Tax Convertible Capital
Appreciation Bonds, Series 2025
5 .875 12/01/54 453,977
2,474,000 Pioneer Community Authority Board (Weld County, Colorado),
Special Revenue Bonds, Series 2022
6 .500 12/01/34 2,420,320
500,000 (b) Prairie Song Metropolitan District 4, Windsor, Colorado,
Limited Tax General Obligation Bonds, Series 2021
6 .000 12/01/51 496,393
1,100,000 (b) Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax & Special
Revenue, Series 2025
6 .125 12/01/54 1,093,895

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,000,000 Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax Series
2021-3
5 .375% 12/01/51 $ 894,243
1,000,000 Red Barn Metropolitan District, Mead, Colorado, Weld County,
Colorado, General Obligation Bond, Limited Tax Convertible to
Unlimited Tax, Refunding and Improvement, Series 2025A
5 .500 12/01/55 1,005,441
1,000,000 Redlands 360 Metropolitan District 2, Grand Junction,
Colorado, Limited Tax General Obligation Bonds, Senior Series
2025A
7 .125 12/01/55 1,000,449
1,000,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0 .000 12/01/32 628,961
1,020,000 (b) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5 .875 12/01/44 977,155
590,000 Ritoro Metropolitan District In the Town of Elizabeth, Elbert
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Refunding Series 2025B
6 .250 12/15/57 588,593
1,150,000 Riverpark Metropolitan District, Arapahoe County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2024
6 .375 12/01/54 1,175,443
1,250,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
5 .000 12/01/42 1,148,456
500,000 RRC Metropolitan District 2, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Series 2021
5 .250 12/01/51 445,595
750,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022A
6 .375 12/01/42 789,591
2,545,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Subordinate Series 2024
8 .000 12/15/54 2,542,871
1,000,000 (b) Saint Vrain Lakes Metropolitan District 4, Weld County,
Colorado, General Obligation Bonds, Firestone Subordinate
Limited Tax Series 2024B
8 .750 09/20/54 999,972
500,000 Senac South Metropolitan District No. 1, Aurora, Colorado,
General Obligation Bonds, Limited Tax Series 2021A(3)
5 .250 12/01/51 477,956
500,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
4 .000 12/01/51 366,464
2,245,000 (b) Sojourn at Idlewild Metropolitan District, Grand County,
Colorado, Limited Tax General Obligation Bonds, Winter Park
Series 2025A
6 .125 12/01/55 2,309,277
7,370,000 South Aurora Regional Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Refunding Improvement
Series 2025
6 .750 12/01/55 7,542,989
500,000 (b),(e) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0 .000 09/20/54 353,750
675,000 St. Vrain Lakes Metropolitan District No. 2, Weld County,
Colorado, Limited Tax General Obligation Bonds, Refunding
and Improvement Series 2024B
6 .375 11/15/54 673,051
3,000,000 (b) STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding Second Lien Series 2025A-2
6 .250 12/01/55 3,019,926
4,925,000 (b) STC Metropolitan District 2, Superior, Boulder County,
Colorado, Subordinate Limited Tax General Obligation and
Special Revenue Bonds, Refunding & improvement Series
2025B
8 .000 12/15/55 4,935,712
1,200,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4, Series 2024A
6 .500 12/01/54 1,244,000
975,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4, Series 2024B
8 .750 12/15/54 973,838

Portfolio of Investments December 31, 2025
(continued)
HYIF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 840,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported District 2, Refunding &
Improvement Subordinate Series 2025A - BAM Insured
6 .875% 12/15/55 $ 844,800
2,805,000 (b) Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Convertible Capital
Appreciation Bonds, Series 2025
7 .000 09/01/55 1,998,724
648,000 (b) Sunset Parks Metropolitan District, Weld County, Colorado,
General Obligation Bonds, Limited Tax Subordinate Series
2024B
7 .625 12/15/54 645,584
500,000 (b) Third Creek Metropolitan District 1, Commerce City, Colorado,
Limited Tax General Obligation Bonds, Series 2022A-1
4 .750 12/01/51 393,373
500,000 Trails at Crowfoot Metropolitan District 3, Parker, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2024B
6 .875 12/15/52 500,497
1,000,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
4 .125 12/01/31 930,153
6,550,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/41 5,720,380
8,710,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/51 6,816,053
3,000,000 (b) Tree Farm Metropolitan District, Eagle County, Colorado,
General Obligation Limited Tax Bonds, Series 2021
4 .750 12/01/50 2,579,431
3,000,000 (b) USAFA Visitor's Center Business Improvement District,
Colorado Springs, Colorado, Special Revenue Bonds, Series
2022A,
5 .000 12/01/52 2,748,861
500,000 (e) Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Convertible Capital Appreciation Improvement Series
2024A
0 .000 12/01/54 364,439
500,000 Villages at Johnstown Metropolitan District 7, Johnstown,
Colorado, Limited Tax General Obligation Bonds, Series
2022A(3)
6 .250 12/01/52 491,290
1,500,000 (b) Weems Neighborhood Metropolitan District, Lafayette,
Boulder County, Colorado, Limited Tax General Obligation
Bonds, Convertible to Unlimited Tax, Series 2025A
5 .875 12/01/55 1,535,985
500,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .750 12/01/52 502,811
3,000,000 (b) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8 .000 12/01/54 1,960,373
2,496,000 Westgate Metropolitan District, Colorado Springs, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
5 .125 12/01/51 2,167,946
500,000 (b) Westwood Metropolitan District, Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Senior Series
2021A
4 .000 12/01/51 428,131
1,146,000 (b) Willow Springs Ranch Metropolitan District, Monument, El
Paso County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2024B
6 .500 10/15/54 1,144,926
32,685,000 (b) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Convertible Capital
Appreciation Series 2021A-2
4 .625 12/01/51 22,844,671
2,250,000 (b) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .000 12/01/36 2,017,249
2,000,000 (b) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .000 12/01/41 1,667,862
5,000,000 (b) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .125 12/01/51 3,783,093
TOTAL COLORADO 240,159,983

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT - 0.6%
$ 3,000,000 (b) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Mary Wade Home Issue, Series 2019A-1
5 .000% 10/01/54 $ 2,351,641
1,500,000 Stamford Housing Authority, Connecticut, Revenue Bonds,
Mozaic Concierge Living Project, Series 2025A
6 .250 10/01/60 1,496,264
100,000 (b) Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2024
6 .000 04/01/52 106,480
TOTAL CONNECTICUT 3,954,385
DELAWARE - 0.1%
1,100,000 Delaware Economic Development Authority, Revenue Bonds,
ASPIRA of Delaware Charter Operations, Inc. Project, Series
2016A
5 .000 06/01/51 975,152
TOTAL DELAWARE 975,152
DISTRICT OF COLUMBIA - 1.8%
300,000 District of Columbia Revenue Bonds, Rocketship Education DC
Public Charter School Inc., Obligated Group -Issue 3, Series
2024A
5 .750 06/01/54 291,767
54,000,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0 .000 06/15/46 12,148,305
3,335,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006C
0 .000 06/15/55 329,062
TOTAL DISTRICT OF COLUMBIA 12,769,134
FLORIDA - 11.1%
250,000 (b) Alachua County Health Facilities Authority, Florida, Health
Facilities Revenue Bonds, Terraces at Bonita Springs Project,
Refunding Series 2022A
5 .000 11/15/61 183,089
2,500,000 (b) Capital Projects Finance Authority, Florida, Educational
Facilities Revenue Bonds, Imagine School at North Port, Series
2025A
6 .750 06/15/65 2,512,544
1,600,000 (b) Capital Projects Finance Authority, Florida, Senior Living
Revenue Bonds, Millenia Orlando Project, Series 2025A
7 .250 01/01/55 1,669,711
2,715,000 (b) Capital Projects Finance Authority, Florida, Senior Living
Revenue Bonds, Millenia Orlando Project, Series 2025A
7 .125 01/01/65 2,782,117
2,483,703 (b) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, LLT  Academy South Bay Project, Series 2020A
6 .000 06/15/55 2,194,718
15,020,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Educational
Growth Fund, LLC, Charter School Portfolio Projects,
Subordinate Series 2021B
0 .000 07/01/61 1,276,544
1,290,000 (b),(d) Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens
of Palm Coast Project, Series 2017A
6 .750 10/01/37 903,000
1,525,000 (b),(d) Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens
of Palm Coast Project, Series 2017A
7 .000 10/01/40 1,067,500
250,000 (b) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5 .375 08/01/32 241,717
175,000 (b) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5 .625 08/01/37 165,378
1,000,000 (b) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
6 .000 08/15/63 945,037
500,000 (b) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Imagine School at West Pasco Project, Series 2023A
6 .500 12/15/53 483,966
4,100,000 (b) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Imagine School at West Pasco Project, Series 2023A
6 .500 12/15/58 3,919,859
1,750,000 (b) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, IPS Enterprises, Inc. Projects, Refunding Series 2023A
6 .250 06/15/53 1,778,992
2,600,000 (b) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, IPS Enterprises, Inc. Projects, Refunding Series 2023A
6 .375 06/15/58 2,650,002
2,800,000 Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, LLT Academy South Bay Project, Series 2025
7 .250 06/15/55 2,860,978
1,890,000 (d) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2021
4 .000 05/01/53 1,512,000

Portfolio of Investments December 31, 2025
(continued)
HYIF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 250,000 (b) Curiosity Creek Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
5 .700% 05/01/55 $ 249,621
1,000,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey School
of St. Cloud, Series 2021A
5 .000 06/15/51 854,693
4,600,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey School
of St. Cloud, Series 2021A
5 .000 06/15/56 3,822,769
1,420,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Discovery High School Project, Series
2020A
5 .000 06/01/40 1,101,973
100,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Dreamers Academy Project, Series
2022A
6 .000 01/15/57 89,393
625,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Global Outreach Charter Academy,
Series 2021A
4 .000 06/30/36 544,472
765,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Global Outreach Charter Academy,
Series 2021A
4 .000 06/30/41 602,825
1,000,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Pepin Academies of Pasco County
Inc., Series 2020A
5 .000 01/01/50 819,641
500,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Southwest Charter Foundation Inc
Projects, Series 2017A
6 .125 06/15/47 492,106
30,430,000 (b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 7,051,632
3,500,000 (b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024A, (AMT), (Mandatory Put
7/15/28)
10 .000 07/15/59 882,132
12,250,000 (a),(b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
10 .000 07/01/57 8,575,000
3,040,000 (b) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024B
6 .500 06/01/59 2,643,694
2,000,000 (b) Florida Local Government Finance Commission, Senior Living
Revenue Bonds, Fleet Landing at Nocatee Project Series 2025A
6 .875 11/15/64 2,086,828
250,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series
2024
5 .875 05/01/55 255,337
710,000 (b) Kelly Park Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project
Series 2023
6 .250 11/01/53 734,090
1,210,000 Lake County, Florida Retirement Facility Revenue Bonds,
Lakeside at Waterman Village Project, Series 2020A
5 .750 08/15/50 1,154,317
825,000 (b) Lake County, Florida, Educational Facilities Revenue Bonds,
Imagine South Lake Charter School Project, Series 2019A
5 .000 01/15/49 714,473
1,405,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Taylor Ranch Project, Series 2023
6 .300 05/01/54 1,477,974
2,850,000 (b) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2024A
6 .250 06/15/42 2,884,371
85,000 (b) Mandarin Grove Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, 2022
Project Series 2022
6 .625 05/01/53 98,212
750,000 (b) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community
Charter School Inc Project, Series 2025
6 .375 06/01/65 759,098

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,000,000 (b) Miami-Dade County Industrial Development Authority, Florida,
Industrial Development Revenue Bonds, CFC-MB I, LLC Collins
Park Housing Project Series 2023
6 .250% 01/01/59 $ 1,005,230
415,000 (b) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
6 .200 05/01/53 433,210
115,000 (b) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
6 .000 05/01/55 116,340
70,000 (b) North Powerline Road Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Series
2022
5 .625 05/01/52 71,962
1,000,000 (b) Ocean and Highway Port Authority, Florida, Port Facilities
Revenue Bonds, Worldwide Terminals Fernandina, LLC Project,
Series 2019, (AMT)
5 .500 12/01/49 790,093
2,560,000 Palm Beach County, Florida, Revenue Bonds, Provident Group
- LU Properties LLC Lynn University Housing Project, Series
2024A
6 .125 06/01/54 2,494,017
2,240,000 Palm Beach County, Florida, Revenue Bonds, Provident Group
- LU Properties LLC Lynn University Housing Project, Series
2024A
6 .250 06/01/59 2,200,763
1,430,000 (b) Pioneer Ranch Community Development District, Marion
County, Florida, Special Assessment Bonds, Series 2024
5 .300 05/01/55 1,400,691
1,000,000 (b) Rye Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Pod B - Assessment Area 1 Series
2023
6 .000 11/01/53 1,031,691
1,000,000 (b) Saltleaf Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2024
6 .000 05/01/56 1,017,142
1,500,000 (b) Solaeris Community Development District, St. Lucie County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2025
6 .300 05/01/56 1,543,353
265,000 (b) Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series
2021B
4 .625 05/01/36 265,011
880,000 Tradition Community Development District 9, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2025
5 .650 05/01/56 883,923
220,000 (b) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2023
5 .250 05/01/54 221,200
665,000 West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 7 Villages
F-3 and G-1B Series 2023
6 .250 05/01/54 704,285
TOTAL FLORIDA 79,220,714
GEORGIA - 1.0%
3,910,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6 .500 12/15/48 3,513,687
1,950,000 (d) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7 .000 01/01/40 1,111,500
1,750,000 (b) Bulloch County Development Authority, Georgia, Charter
School Revenue Bonds, Statesboro Steam Academy Project
Series 2024
6 .750 06/15/64 1,710,795
500,000 Cobb County Development Authority, Georgia, Charter School
Revenue Bonds, Northwest Classical Academy, Inc. Project,
Series 2023A
6 .375 06/15/58 489,135
TOTAL GEORGIA 6,825,117
HAWAII - 0.1%
1,000,000 (b) Hawaii County, Hawaii, Special Tax Revenue Bonds, Community
Facilities District 1-2021, Kaloko Heights Project, Series 2023
7 .250 05/15/52 1,012,921
TOTAL HAWAII 1,012,921

Portfolio of Investments December 31, 2025
(continued)
HYIF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IDAHO - 0.9%
$ 170,000 (b) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 5 Series 2024
5 .875% 09/01/53 $ 173,182
500,000 (b) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 6 Series 2024B
5 .500 09/01/53 497,606
730,000 (b) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Doral Academy of Idaho, Series 2021A
5 .000 07/15/41 637,683
250,000 (b) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Doral Academy of Idaho, Series 2021A
5 .000 07/15/56 190,933
250,000 (b) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian South Charter School
Project, Series 2021
4 .000 05/01/56 172,957
3,900,000 (b) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Assessment Area Two, Series 2025
6 .250 09/01/54 4,013,430
500,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6 .250 09/01/53 512,424
TOTAL IDAHO 6,198,215
ILLINOIS - 2.3%
830,000 (b) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
4 .000 07/01/31 746,117
1,500,000 (b) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
5 .000 07/01/51 1,067,861
2,750,000 (b) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
5 .000 07/01/56 1,897,051
250,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5 .500 05/15/54 203,218
410,649 (d) Illinois Finance Authority, Revenue Bonds, Christian Homes Inc.
Obligated Group, Refunding Series 2016
5 .000 05/15/31 20,532
898,295 (d) Illinois Finance Authority, Revenue Bonds, Christian Homes Inc.
Obligated Group, Refunding Series 2016
5 .000 05/15/36 44,915
160,410 (d) Illinois Finance Authority, Revenue Bonds, Christian Horizons
Obligated Group, Series 2021A
4 .000 05/15/41 8,020
215,000 (b) Illinois Finance Authority, Revenue Bonds, Goodman Theatre
Project, Refunding Series 2025A
6 .125 10/01/50 217,728
7,375,000 (b) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2019A
6 .125 04/01/58 7,250,090
2,000,000 (a),(b) Illinois Finance Authority, Solid Waste Revenue Bonds, LRS
Holdings LLC Project, Series 2023B, (Mandatory Put 9/01/33)
7 .375 09/01/42 2,286,093
3,000,000 Palos Heights, Illinois, Revenue Bonds, Trinity Christian College
Association, Series 2024A
7 .000 01/01/50 2,700,000
TOTAL ILLINOIS 16,441,625
INDIANA - 0.8%
85,000 (b) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Circle City Preparatory Inc. Project, Series 2021A
5 .000 12/01/30 85,918
1,325,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Seven Oaks Classical School Project, Series 2021A
5 .000 06/01/51 1,117,727
775,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, University of Evansville Project, Series 2022A
5 .250 09/01/57 741,913
1,250,000 Indiana Housing and Community Development Authority,
Multifamily Housing Revenue Bonds, Vita of New Whiteland
Project, Series 2022
6 .750 01/01/43 1,166,361
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1
7 .750 03/01/67 1,103,214
1,500,000 (b) Valparaiso, Indiana, Revenue Bonds, Valparaiso University
Project, Series 2025A
6 .250 10/01/50 1,521,963
TOTAL INDIANA 5,737,096
IOWA - 0.1%
1,000,000 Iowa Finance Authority Senior Living Facilities Revenue Bonds,
Sunrise Retirement Community Project, Refunding Series 2021
5 .000 09/01/51 746,935
TOTAL IOWA 746,935

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KANSAS - 0.7%
$ 1,725,000 Kansas Development Finance Authority Revenue Bonds,
Village Shalom Project, Series 2018A
5 .250% 11/15/53 $ 1,225,429
100,000 Overland Park Development Corporation, Kansas, Revenue
Bonds, Convention Center Hotel, Refunding & improvement
Series 2019
5 .000 03/01/49 97,682
6,250,000 (d) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
5 .250 12/15/29 2,375,000
1,000,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
6 .000 05/15/54 954,085
TOTAL KANSAS 4,652,196
LOUISIANA - 2.9%
420,000 Juban Crossing Economic Development District, Louisiana,
Revenue Bonds, Drainage Projects, Subordinate Lien Series
2025B
6 .250 09/15/55 425,840
485,000 Juban Crossing Economic Development District, Louisiana,
Revenue Bonds, Road Projects, Subordinate Lien Series 2025A
6 .250 09/15/55 491,744
300,000 (b) Lakeshore Villages Master Community Development District,
St. Tammany Parish, Louisiana, Special Assessment Revenue
Bonds, Series 2025
6 .000 06/01/54 309,314
1,500,000 (b) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5 .250 06/01/60 1,123,747
2,850,000 (b) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/39 2,718,957
2,635,000 (b) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/49 2,261,257
1,000,000 (b) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/57 835,456
480,000 (b) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6 .000 06/01/37 493,574
1,000,000 (b) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6 .250 06/01/52 995,992
950,000 (b) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6 .375 06/01/52 857,797
10,000,000 (c) Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT), (UB)
5 .000 09/01/66 9,442,266
500,000 (b) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 430,110
TOTAL LOUISIANA 20,386,054
MAINE - 0.3%
2,000,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5 .000 07/01/46 1,861,650
TOTAL MAINE 1,861,650
MARYLAND - 0.0%
135,000 (b) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Imagine Andrews Public Charter School,
Series 2022A
5 .500 05/01/52 125,104
TOTAL MARYLAND 125,104
MASSACHUSETTS - 0.1%
1,000,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2017
5 .000 07/01/42 870,409
TOTAL MASSACHUSETTS 870,409

Portfolio of Investments December 31, 2025
(continued)
HYIF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN - 1.0%
$ 5,525,000 (d) Detroit City & General Retirement System Service Corporation,
Michigan, Certificates of Participation, Taxable Series 2005A -
FGIC Insured
3 .000% 06/15/26 $ 5,973,906
330,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Holly Academy Project, Refunding
Series 2021
4 .000 12/01/51 252,492
290,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Madison Academy Project,
Refunding Series 2021
5 .000 12/01/46 253,999
40,000,000 Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Asset-Backed Revenue Bonds, Capital Appreciation
Turbo Term Series 2008C
0 .000 06/01/58 703,160
185,000 Trillium Academy, Michigan, Public School Academy Revenue
Bonds, Refunding Series 2019
5 .750 11/01/40 183,423
TOTAL MICHIGAN 7,366,980
MINNESOTA - 1.0%
500,000 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level
Up Academy, Series 2021A
5 .000 06/15/56 355,245
1,000,000 (b) Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Seven Hills Preparatory Academy Project, Series 2024A
6 .125 06/15/61 917,808
770,000 (b) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Spero Academy Project, Series 2017A
6 .500 07/01/48 771,786
2,000,000 Rochester, Minnesota, Charter School Lease Revenue Bonds,
Rochester Math & Science Academy Project, Series 2018A
5 .125 09/01/38 1,753,425
1,000,000 (b),(d) Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Athlos Academy, Series 2022A
5 .875 06/01/57 740,000
1,000,000 (b) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5 .250 03/01/43 990,475
2,015,000 (b) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy Building Company, Refunding
Series 2025A
5 .500 06/01/63 1,869,060
TOTAL MINNESOTA 7,397,799
MISSOURI - 1.3%
2,000,000 Independence Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special Districts, Hub Drive
Redevelopment Project Series 2023
6 .750 11/01/53 2,006,890
250,000 (b) Kansas City Industrial Development Authority, Missouri,
Economic Activity Tax Revenue Bonds, Historic Northeast
Redevelopment Plan Series 2024A-1
5 .000 06/01/54 236,205
2,000,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5 .250 05/15/42 1,923,084
1,000,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5 .250 05/15/50 881,832
250,000 (b) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5 .000 02/01/40 251,276
1,005,000 (b) Missouri Development Finance Board, Tax Increment and
Special District Revenue Bonds, Lakeport Village Project, Series
2025A
6 .750 06/15/55 984,659
2,500,000 (b) Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Missouri Baptist
University, Series 2025
6 .250 10/01/55 2,515,699
498,874 (d) Missouri Health and Educational Facilities Authority, Revenue
Bonds, Christian Homes Inc., Senior Living Facilities Series
2018
5 .000 05/15/32 24,944
731,469 (d) Missouri Health and Educational Facilities Authority, Revenue
Bonds, Christian Homes Inc., Senior Living Facilities Series
2018
5 .000 05/15/36 36,573

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 633,619 (d) Missouri Health and Educational Facilities Authority, Revenue
Bonds, Christian Homes Inc., Senior Living Facilities Series
2018
5 .000% 05/15/40 $ 31,681
100,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2021
4 .000 10/01/34 98,014
100,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2021
4 .000 10/01/44 86,313
232,598 (b) North Outer Forty Transportation Development District,
Chesterfield, Missouri, Transportation Development Revenue
Notes, Refunding Series 2021A
4 .000 12/01/46 189,448
TOTAL MISSOURI 9,266,618
NEVADA - 0.2%
895,855 (b),(d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2018, (AMT)
6 .950 02/15/38 9
1,880,000 (a) Director of Nevada State Department of Business and Industry,
Revenue Bonds, Brightline West Passenger Rail Project, Senior
Subordinated Secured Series 2025B, (AMT), (Mandatory Put
11/02/26)
12 .000 01/01/65 1,391,200
305,000 Neveda State Director of the Department of Business and
Industry, Charter School Revenue Bonds, Doral Academy of
Nevada, Series 2017A
5 .000 07/15/47 282,197
TOTAL NEVADA 1,673,406
NEW HAMPSHIRE - 1.7%
2,000,000 (b) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018B
4 .625 11/01/42 1,735,047
11,980,000 (b) National Finance Authority, New Hampshire, Special Revenue
Bonds, The Chambers Creek Project, Montgomery County,
Texas Municipal Utility Districts, Capital Appreciation Series
2025
0 .000 12/15/32 7,574,892
5,000,000 (b) New Hampshire National Finance Authority, Travis and Burnet
Counties, Special Revenue Bonds, Thomas Ranch Project
Capital Appreciation Improvement Districts Series 2024
0 .000 12/01/34 2,829,766
TOTAL NEW HAMPSHIRE 12,139,705
NEW JERSEY - 1.6%
11,000,000 (b) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6 .625 01/01/45 11,400,281
TOTAL NEW JERSEY 11,400,281
NEW YORK - 6.5%
6,550,000 (b) Dormitory Authority of the State of New York, General Revenue
Bonds, American Musical and Dramatic Academy Inc., Series
2023A
7 .250 07/01/53 6,677,939
10,000,000 Erie County Tobacco Asset Securitization Corporation, New
York, Tobacco Settlement Asset-Backed Bonds, 1st Subordinate
Series 2005B
0 .000 06/01/47 2,086,017
4,760,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016B
0 .000 01/01/45 1,392,402
8,500,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5 .625 01/01/55 7,691,320
2,000,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Saint Anns Community Project, Series
2019
5 .000 01/01/50 1,751,161
750,000 (d) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
5 .875 10/01/46 480,000
2,500,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 3 Series
2014
7 .250 11/15/44 2,501,794

Portfolio of Investments December 31, 2025
(continued)
HYIF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 12,235,000 (c) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT), (UB)
5 .250% 06/30/60 $ 12,411,352
750,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/28 639,642
1,450,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/29 1,195,030
150,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/30 120,784
4,135,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/31 3,276,404
1,010,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/32 789,671
3,050,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/33 2,361,177
630,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/34 483,870
2,200,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/35 1,678,797
650,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/36 493,344
250,000 (b) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
5 .000 07/01/56 220,357
TOTAL NEW YORK 46,251,061
NORTH DAKOTA - 0.6%
3,725,000 (c) North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2024A, (UB)
4 .700 07/01/49 3,754,099
1,000,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/53 865,430
TOTAL NORTH DAKOTA 4,619,529
OHIO - 2.5%
240,000 (b) Brecksville, Ohio, Tax Increment Financing Revenue Bonds,
Valor Acres Project, Series 2022
5 .625 12/01/53 233,052
141,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0 .000 06/01/57 10,463,878
5,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 4,053,674
135,000 (b) Cleveland-Cuyahoga County Port Authority, Ohio, Tax
Increment Financing Revenue Bonds, Flats East Bank Project,
Refunding Senior Series 2021A
4 .000 12/01/55 103,718
95,000 Cleveland-Cuyahoga County Port Authority, Ohio, Tax
Increment Financing Revenue Bonds, Flats East Bank Project,
Refunding Subordinate Series 2021B
4 .500 12/01/55 76,345
1,000,000 Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Green Oaks of Holland Project, Series 2025A
6 .300 01/01/45 1,012,840
1,360,000 (b) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch Bedford Heights, Series 2025
6 .375 01/01/45 1,407,825
250,000 (b) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6 .000 01/01/45 251,097

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 200,000 (b) Port of Greater Cincinnati Development Authority, Ohio,
Multifamily Housing Revenue Bonds, Vivera Northbrook
Project, Series 2025A
6 .500% 01/01/45 $ 207,360
TOTAL OHIO 17,809,789
OKLAHOMA - 0.2%
1,000,000 Osage County Industrial Authority, Oklahoma, Sales and Use
Tax Revenue Bonds, Refunding Series 2023
5 .750 09/01/53 1,000,225
100,000 (b) Tulsa Authority for Economic Opportunity, Tulsa County,
Oklahoma, Tax Apportionment Revenue Bonds, Santa Fe
Square Project, Series 2021
4 .375 12/01/41 92,894
215,000 (b) Tulsa Authority for Economic Opportunity, Tulsa County,
Oklahoma, Tax Apportionment Revenue Bonds, Vast Bank
Project, Series 2021
4 .000 12/01/43 191,066
TOTAL OKLAHOMA 1,284,185
OREGON - 1.7%
4,250,000 (b) Oregon Facilities Authority Charter School Revenue Bonds,
Oregon, Portland Village School Project, Series 2024
7 .000 12/15/60 4,049,930
5,805,000 (b) Oregon Facilities Authority, Oregon, Charter School Revenue
Bonds, Valley Inquiry Charter School Project, Series 2025A
6 .750 06/15/55 5,819,018
2,830,000 Yamhill County Hospital Authority, Oregon, Revenue Bonds,
Friendsview Retirement Community, Refunding Series 2021A
5 .000 11/15/46 2,516,807
TOTAL OREGON 12,385,755
PENNSYLVANIA - 3.0%
1,610,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts
Project, Series 2023
6 .250 05/01/42 1,627,234
26,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 27,950
2,175,000 (e) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
0 .000 06/30/44 1,505,423
1,215,000 (b) Erie County, Industrial Development Authority, Pennsylvania,
Essential Housing Revenue Bonds, Senior-CFC-Erie I LLC Erie
Apartments, Series 2024A
6 .750 09/01/61 1,192,865
11,500,000 (b) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project First Tier Series 2025A-2
5 .750 01/01/65 11,175,039
1,065,000 (b) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project Second Tier Series 2025C
6 .750 01/01/65 1,036,926
4,000,000 McCandless IDA, Pennsylvania, University Revenue Bonds
Series A and B of 2022 La Roche University
6 .750 12/01/46 3,652,492
370,000 Montgomery County Redevelopment Authority, Pennsylvania,
Special Obligation Revenue Bonds, River Pointe Project Series
2023
6 .500 09/01/43 378,295
495,000 (d),(f) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2021A
10 .000 12/01/31 50
1,100,000 (b) Quakertown General Authority, Pennsylvania, Special
Assessment Obligation Bonds, Milford Village Project, Series
2025
6 .500 03/01/55 1,129,771
TOTAL PENNSYLVANIA 21,726,045
PUERTO RICO - 0.2%
20,000,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Series 2008B
0 .000 05/15/57 601,368
450,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5 .000 01/01/27 287,336
160,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/27 101,286
4,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .000 07/01/24 2,555
325,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .000 07/01/26 207,568

Portfolio of Investments December 31, 2025
(continued)
HYIF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 115,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250% 07/01/26 $ 73,569
105,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
5 .000 07/01/29 67,323
250,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/37 158,700
115,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .500 01/01/27 73,097
100,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
5 .950 07/01/30 66,247
100,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
6 .250 07/01/40 66,210
TOTAL PUERTO RICO 1,705,259
SOUTH CAROLINA - 2.2%
5,000,000 (b) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Palmera Apartments
Project, Series 2025A
6 .750 12/01/60 4,858,220
3,000,000 (b) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Libertas Woodruff
Project, Series 2025A
7 .250 08/15/65 3,111,676
5,000,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Mountain View
Preparatory Project, Series 2025A
7 .125 06/01/60 5,046,123
200,000 (b) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
4 .000 06/15/31 188,141
1,840,000 (b) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
5 .000 06/15/41 1,600,395
330,000 (b) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
5 .000 06/15/51 255,443
250,000 (b) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
7 .000 06/15/53 250,868
250,000 (b) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
7 .125 06/15/58 252,206
TOTAL SOUTH CAROLINA 15,563,072
TENNESSEE - 0.4%
2,985,000 (b) Memphis-Shelby County Community Redevelopment Agency,
Tennessee, Revenue Notes Series 2016
7 .250 04/01/38 2,987,405
100,000 (b) Metropolitan Government of Nashville-Davidson County
Industrial Development Board, Tennessee, Special
Assessment Revenue Bonds, South Nashville Central Business
Improvement District, Series 2021A
4 .000 06/01/51 86,030
TOTAL TENNESSEE 3,073,435
TEXAS - 10.7%
1,295,000 Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, First-Lien Series 2021A
4 .000 10/01/50 1,025,470
1,250,000 (b) Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, Second-Lien Series 2021B
5 .000 10/01/50 1,077,221
200,000 (b) Anna, Texas, Special Assessment Revenue Bonds, Meadow
Vista Public Improvement District Area 1 Project, Series 2024
5 .750 09/15/54 202,264
1,190,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2021A
4 .125 02/15/41 974,445
250,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2021A
4 .500 02/15/56 179,751
3,330,000 (b) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2022A
6 .750 02/15/62 3,322,127

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,640,000 (b) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Series 2022A
6 .375% 02/15/52 $ 2,538,418
1,825,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Odyssey Academy Inc Series
2023A
6 .000 02/15/43 1,685,552
2,635,000 Baytown Municipal Development District, Texas, Hotel Revenue
Bonds, Baytown Convention Center Hotel, First-Lien Series
2021A
4 .000 10/01/50 2,101,610
100,000 (b) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series
2021
5 .250 09/01/51 95,788
250,000 (b) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Major Improvement Area Project,
Series 2025
6 .750 09/01/55 247,018
1,600,000 (b) Celina, Texas, Special Assessment Revenue Bonds, Cross Creek
Meadows Public Improvement District, Major Improvement
Area District Series 2023
6 .125 09/01/53 1,617,520
1,000,000 (b) Celina, Texas, Special Assessment Revenue Bonds, Parvin
Public Improvement District Project, Series 2023
6 .750 09/01/53 1,003,821
3,000,000 (b) Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Valor Education Foundation, Series
2023A
6 .250 06/15/53 2,885,406
300,000 (b) Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Valor Education Foundation, Series
2024A
6 .000 06/15/54 278,774
2,050,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, First-Lien Series
2021A
4 .000 10/01/50 1,600,285
7,390,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, Second-Lien Series
2021B
5 .000 10/01/50 5,928,452
1,250,000 (b) Corpus Christi, Nueces, Aransas, San Patricio, ad Kleberg
Counties, Texas, Special Assessment Revenue Bonds, Whitecap
Public Improvement District 1 Improvement Area 1 Project
Series 2024
6 .125 09/15/44 1,252,688
1,000,000 (b) Corpus Christi, Nueces, Aransas, San Patricio, ad Kleberg
Counties, Texas, Special Assessment Revenue Bonds, Whitecap
Public Improvement District 1 Improvement Area 1 Project
Series 2024
6 .500 09/15/54 1,001,597
700,000 (b) Denton County, Texas, Special Assessment Revenue
Bonds, Green Meadows Public Improvement District Major
Improvement Area Project, Series 2025
6 .125 12/31/55 722,598
1,500,000 Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Improvement Area 1
Project, Junior Lien Series 2024B
5 .750 12/31/44 1,498,954
2,000,000 Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Improvement Area 1
Project, Junior Lien Series 2024B
6 .125 12/31/54 2,002,051
2,150,000 (b) Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Major Improvement
Area Project, Series 2024
6 .000 12/31/44 2,163,929
1,320,000 (b) Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Major Improvement
Area Project, Series 2024
6 .250 12/31/54 1,301,451
1,070,000 (b) Dorchester, Texas, Special Assessment Revenue Bonds,
Cottonwood Public Improvement District Improvement Area 1
Project Series 2024
6 .000 09/15/44 1,045,095
1,988,000 (b) Forney, Texas, Special Assessment Revenue Bonds, Bellagio
Public Improvement District 1 Phase I Project Series 2023
6 .500 09/15/53 1,944,363
3,490,000 Friendswood, Harris and Galveston Counties, Texas, Special
Assessment Revenue Bonds, City Center Public Improvement
District, Initial Major Improvements Project Series 2024
7 .000 09/15/54 3,508,926

Portfolio of Investments December 31, 2025
(continued)
HYIF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,650,000 (b) Granbury, Hood County, Texas, Special Assessment Revenue
Bonds, Lakeview Landing Public Improvement District Project,
Series 2025
7 .250% 09/15/45 $ 1,700,086
1,000,000 (b) Granbury, Hood County, Texas, Special Assessment Revenue
Bonds, Lakeview Landing Public Improvement District Project,
Series 2025
7 .500 09/15/55 1,028,688
2,205,000 (b) Kyle, Texas, Special Assessment Revenue Bonds, Porter County
Public Improvement District Improvement Area 1 Project,
Series 2023
6 .000 09/01/53 2,209,690
512,000 (b) Kyle, Texas, Special Assessment Revenue Bonds, Southwest
Kyle Public Improvement District 1 Improvement Area 2
Project, Series 2023
6 .750 09/01/48 534,961
1,625,000 (b) Lewisville, Denton and Dallas Counties, Texas, Special
Assessment Revenue Bonds, Lakeside Crossing Public
Improvement District Series 2023
8 .000 09/01/53 1,689,324
250,000 (b) Manor, Texas, Special Assessment Revenue Bonds, Entradaglen
Public Improvement District Improvement Area 1 Project,
Series 2025
7 .000 09/15/55 262,827
1,000,000 (b) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Remainder Area Project, Series 2024
7 .625 09/01/54 997,715
1,645,000 (b) Mission Economic Development Corporation, Texas, Utility
Revenue Bonds, Permian Basin Water Resources Project, Series
2025A, (AMT)
7 .000 08/15/60 1,698,609
770,000 (b) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2019A
5 .000 08/15/49 696,406
70,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-1
7 .500 11/15/37 70,000
435,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-2
7 .500 11/15/36 435,000
3,229,663 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021B, (cash 2.000%, PIK
2.000%)
0 .380 11/15/61 1,388,820
135,933 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 08/01/25 133,214
650,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/27 637,000
500,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/30 493,522
1,000,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/35 987,206
2,500,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/47 2,349,176
1,275,000 (b) New Hope Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Southwest Preparatory School
Series 2023A
6 .375 08/15/53 1,320,883
85,000 (b) New Hope Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Southwest Preparatory School
Taxable Series 2023A
8 .000 08/15/30 87,159

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 500,000 (b) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
6 .375% 09/15/55 $ 515,293
250,000 (b) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
6 .375 09/15/55 257,647
250,000 (b) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
7 .125 09/15/55 257,566
215,000 (b) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
7 .125 09/15/55 221,507
465,000 (b) Plano, Collin and Denton Counties, Texas, Special Assessment
Revenue Bonds, Haggard Farm Public Improvement District
Project, Area 1 Project Series 2023
7 .500 09/15/53 487,778
1,000,000 (b) Plano, Collin and Denton Counties, Texas, Special Assessment
Revenue Bonds, Haggard Farm Public Improvement District
Project, Major Improvement Area Project Series 2023
8 .500 09/15/53 1,047,190
1,000,000 (b) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
3 .000 01/01/50 671,779
250,000 (b) Princeton, Texas, Special Assessment Revenue Bonds, Sicily
Public Improvement District Improvement Area 1 Project,
Series 2023
7 .000 09/01/53 254,805
500,000 (b) Princeton, Texas, Special Assessment Revenue Bonds, Sicily
Public Improvement District Major Improvement Area Project,
Series 2023
7 .875 09/01/53 514,113
125,000 (d) Red River Health Facilities Development Corporation, Texas,
First Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3 .000 12/15/32 63,125
500,000 (d) Red River Health Facilities Development Corporation, Texas,
First Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3 .000 12/15/42 252,500
305,000 (d) Red River Health Facilities Development Corporation, Texas,
First Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3 .000 12/15/47 154,025
1,970,000 (b) Rockdale, Milam County, Texas, Special Assessment Revenue
Bonds, Cornerstone Public Improvement District Improvement
Area 1, Series 2023
7 .500 09/15/54 2,037,775
610,000 (b) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Areas 2-3 Project, Series
2022
7 .000 09/15/52 666,588
720,000 Salado, Bell County, Texas, Special Assessment Revenue
Bonds, Sanctuary East Public Improvement District
Improvement Area 1 Project Series 2024
6 .250 09/01/44 726,335
1,500,000 (b) San Marcos City, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, San Marcos Trace
Public Improvement District Series 2024
6 .000 09/01/48 1,496,284
100,000 (b) Sinton, San Patricio County, Texas, Special Assessment Revenue
Bonds, Somerset Public Improvement District 1 Series 2022
5 .250 09/01/51 98,338
500,000 (d) Tarrant County Cultural Education Facilities Finance
Corporaton, Texas, Retirement Facility Revenue Bonds, C.C.
Young Memorial Home Project, Series 2016A
3 .750 02/15/37 395,000
3,000,000 (b) Terrell, Texas, Special Assessment Revenue Bonds, Arboretum
Estates Public Improvement District 6 Major Improvement Area
Project, Series 2025
7 .000 09/15/55 3,062,206
800,000 (b) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Brahman Ranch Public Improvement District, Series
2022
6 .500 09/15/52 808,816
80,000 Viridian Municipal Management District, Texas, Assessment
Revenue Bonds, Series 2017
4 .250 12/01/44 72,291

Portfolio of Investments December 31, 2025
(continued)
HYIF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 900,000 (b) Vista Lago, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Improvement Area #3 Project, Series 2024
6 .000% 09/01/54 $ 916,121
TOTAL TEXAS 76,902,942
UTAH - 11.4%
500,000 (b) Arrowhead Springs Public Infrastructure District, Utah, Special
Assessment Bonds, Arrowhead Springs Assessment Area,
Series 2025
5 .625 12/01/54 504,033
500,000 (b) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Subordinate Series 2021B
7 .375 09/15/51 454,538
1,615,000 (b) Chelsey Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds Series 2024
7 .250 03/01/54 1,648,493
5,168,000 (b) Chelsey Public Infrastructure District 1, Utah, Special
Assessment Bonds Chelsey Assessment Area 1 Series 2024
7 .000 12/01/42 5,387,967
500,000 Coral Junction Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2022A-1
6 .500 03/01/53 485,176
1,255,000 (b) Courtyards at Shurtz Canyon Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Series 2025A-1
7 .000 03/01/55 1,294,139
776,000 (b) Courtyards at Shurtz Canyon Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Subordinate Series
2025B
9 .500 03/15/55 791,907
2,945,000 (b) Courtyards at Shurtz Canyon Public Infrastructure District,
Utah, Special Assessment Bonds, Courtyards at Shurtz Canyon
Assessment Area, Series 2025A-2
6 .875 12/01/45 3,044,664
1,137,000 (b) Desert Edge Public Infrastructure District No. 1, Grantsville,
Tooele County, Utah, General Obligation Bonds, Limited Tax
Subordinate Series 2025B
8 .500 03/15/55 1,161,416
4,000,000 (b) Desert Edge Public Infrastructure District No. 1, Grantsville,
Tooele County, Utah, Limited Tax General Obligation
Convertible Capital Appreciation Bonds, Series 2025A
6 .750 03/01/55 3,161,929
1,000,000 (b) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
5 .750 03/01/42 1,010,561
2,000,000 (b) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
6 .000 03/01/53 1,984,149
825,000 (b) Fields Estates Public Infrastructure District, Utah, General
Obligation Bonds, Limited Tax Series 2024A-1
6 .125 03/01/55 831,611
7,452,000 (b),(g) Fox Hollow Infrastructure Financing District, Saratoga Springs,
Utah County, Utah, Special Assessment Bonds, Fox Hollow
Assessment Area, Series 2025
6 .125 12/01/54 7,351,271
1,000,000 (b) Gateway at Sand Hollow, Public Infrastructure District 1, Utah,
Limited Tax General Obligation Bonds, Series 2021A
5 .500 03/01/51 784,730
1,715,000 (b) GLH Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2025
6 .875 03/01/55 1,804,141
1,595,000 (b) Jordanelle Ridge Public Infrastructure District 2, Utah, General
Obligation Bonds, Limited Tax Series 2023A
7 .750 03/01/54 1,665,846
2,143,000 (b) Medical School Campus Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Series 2020A
5 .250 02/01/40 1,958,235
4,415,000 (b) Medical School Campus Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Series 2020A
5 .500 02/01/50 3,624,007
500,000 (b) Mida Cormont Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A-1
6 .250 06/01/55 524,875
500,000 (b) Mida Cormont Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A-2
6 .750 06/01/55 425,786
3,747,000 (b) Mida Cormont Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Subordinate Series 2025B
8 .500 06/15/55 3,843,489
800,000 (b) MIDA Mountain Village Public Infrastructure District, Utah, Tax
Allocation Revenue Bonds, Series 2025-1
5 .750 06/01/60 808,245
660,000 (b) Moonlight Village, Public Infrastructure District 1, Utah, Limited
Tax General Obligation Bonds, Series 2025A
6 .000 03/01/56 666,062

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 4,800,000 (b) Nordic Village Public Infrastructure District 1, Weber County,
Utah, Limited Tax General Obligation and Special Revenue
Bonds, Series 2025
6 .500% 03/01/55 $ 4,947,164
750,000 (b) Northwest Quadrant Public Infrastructure District, Utah, Limited
Tax General Obligation Bonds, Series 2025A
6 .125 03/01/56 755,815
1,329,000 Northwest Quadrant Public Infrastructure District, Utah, Limited
Tax General Obligation Bonds, Series 2025B
8 .250 03/15/56 1,330,404
951,000 Olympia Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Subordinate Series 2024B
8 .000 03/15/55 969,620
500,000 (b) Panorama Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2025A
6 .250 03/01/55 503,652
1,000,000 (b) Ridges Estates Infrastructure Financing District, Utah, Special
Assessment Bonds, Alpine Hollow Assessment Area, Series
2025
6 .250 12/01/53 1,032,047
865,000 (b) Sienna Hills Public Infrastructure District No. 1 Limited Tax
General Obligation and Sales Tax Revenue Bonds, Utah, Series
2023A
6 .750 07/01/35 913,113
1,005,000 (b) Slate Canyon Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A
6 .250 03/01/55 1,027,740
690,000 (b) Soleil Hills Public Infrastructure District No. 1, Utah, Limited Tax
General Obligation and Special Revenue Bonds, Series 2025A
5 .875 03/01/55 690,891
1,000,000 (b) Sun Stone Infrastructure Financing District, Utah, Special
Assessment Bonds, Assessment Area 1, Series 2024
6 .750 06/01/54 1,018,067
1,810,000 (b) Trails at Shurtz Canyon Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Series 2025A-1
6 .750 03/01/55 1,867,050
1,815,000 (b) Trails at Shurtz Canyon Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Subordinate Series
2025B
9 .000 03/15/55 1,853,086
3,995,000 (b) Trails at Shurtz Canyon Public Infrastructure District, Utah,
Special Assessment Bonds, Series 2025A-2
6 .625 12/01/45 4,131,435
7,065,000 TV Public Infrastructure District, Utah, Limited Tax and Tax
Differential Convertible Capital Appreciation Bonds, Series
2025
8 .000 03/01/56 4,763,472
375,000 Utah Charter School Finance Authority, Charter School
Revenue Bonds, Bridge Elementary Project, Series 2021A
4 .000 06/15/41 312,006
245,000 (b) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Saint George Academy Project, Series 2021A
5 .000 06/15/56 182,950
7,000,000 (b) Ventana Resort Village Public Infrastructure District, Utah,
General Obligation Bonds, Limited Tax Series 2024
5 .500 03/01/54 6,921,463
1,925,000 (b) Verk Industrial Regional Public Infrastructure District, Utah, Tax
Differential Revenue Bonds, Series 2025
6 .625 09/01/47 2,030,155
500,000 (b) Wakara Ridge Public Infrastructure District, Utah, Special
Assessment Bonds, Wakara Ridge Assessment Area, Series
2025
5 .625 12/01/54 510,571
1,015,000 (b) Wohali Public Infrastructure District 1, Utah, Special Assessment
Revenue Bonds, Assessment Area 1 Series 2023
7 .000 12/01/42 836,619
TOTAL UTAH 81,814,590
VIRGIN ISLANDS - 1.3%
5,270,000 (g) Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmanas Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6 .000 12/01/55 5,185,580
200,000 (b) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Senior Series 2021A
6 .750 07/01/26 200,270
1,070,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Series 2007B
5 .000 07/01/26 1,056,117
2,745,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Series 2007B
5 .000 07/01/31 2,426,013
250,000 (b) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022B, (AMT)
6 .500 04/01/52 244,459
TOTAL VIRGIN ISLANDS 9,112,439

Portfolio of Investments December 31, 2025
(continued)
HYIF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA - 1.1%
$ 300,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .875% 12/01/58 $ 323,928
1,000,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort
Norfolk Retirement Community, Inc., Harbor's Edge Project,
Series 2019A
5 .000 01/01/49 913,524
2,350,000 (b) Powhatan County Economic Development Authority, Virginia,
Grant Revenue Bonds, Chesterfield Hotel Project, Senior Series
2025A
6 .125 09/01/60 2,315,915
4,145,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023A
7 .000 09/01/59 4,530,410
TOTAL VIRGINIA 8,083,777
WASHINGTON - 1.5%
4,445,000 Washington State Housing Finance Commission, Nonprofit
Housing Revenue Bonds, Horizon House Project, Refunding
Series 2025A
6 .250 01/01/61 4,409,496
6,000,000 (b) Washington State Housing Finance Commission, Nonprofit
Revenue Bonds, Provident Group SH II Properties LLC, Blakeley
& Laurel Villages Portfolio, Series 2025A
7 .000 07/01/64 6,160,195
TOTAL WASHINGTON 10,569,691
WEST VIRGINIA - 0.4%
480,000 Huntington, West Virginia, Tax Increment Revenue Bonds,
Kinetic Park Project 3, Refunding Series 2024
5 .625 05/01/50 478,756
935,000 (b) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
and Refunding Series 2023B
8 .000 06/01/53 208,356
440,000 (b) Monongalia County, West Virginia, Tax Increment Revenue
Bonds, University Town Centre Development District 4, Senior
Refunding and Improvement Series 2023A
6 .000 06/01/53 462,207
185,000 (b) South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A
4 .250 06/01/42 153,204
250,000 (b) South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A
4 .500 06/01/50 199,089
2,285,000 (b),(d) West Virginia Economic Development Authority, Dock and
Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC
Project, Series 2020
7 .625 12/01/40 1,142,500
TOTAL WEST VIRGINIA 2,644,112
WISCONSIN - 19.1%
3,020,000 (c) Ashwaubenon Community Development Authority, Wisconsin,
Lease Revenue Bonds, Brown County Expo Center Project,
Series 2019
0 .000 06/01/54 730,754
2,980,000 Public Finance Authority of Wisconsin, Capital Appreciation
Bonds, Texas Infrastructure Program, Capital Creek Ranch
Project, Revenue Anticipation Series 2025
0 .000 12/15/39 1,137,700
255,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Alamance Community School, Series 2021A
5 .000 06/15/51 219,409
1,100,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Cherokee Classical Academy, Series 2025A
7 .000 06/15/65 1,105,838
2,775,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina,
Series 2019A
5 .000 06/15/49 2,300,653
900,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Discovery Charter School Project, Series 2022A
6 .625 06/01/52 864,688
1,425,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Discovery Charter School Project, Series 2022A
6 .750 06/01/62 1,366,089
600,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2023A
6 .625 07/01/53 620,121
550,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2023A
6 .750 07/01/58 570,717

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,000,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5 .000% 01/01/42 $ 936,893
1,000,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5 .000 01/01/56 831,939
2,385,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Hapeville Charter Project, Series 2025A
6 .875 06/15/54 2,377,101
2,495,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5 .000 06/15/36 2,312,690
415,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5 .000 06/15/46 330,447
1,110,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Quality Education Academy Project, Series 2023A
6 .250 07/15/53 1,138,608
1,175,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Quality Education Academy Project, Series 2023A
6 .500 07/15/63 1,213,983
7,125,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Vegas Vista Academy, Series 2024A
7 .000 06/01/59 6,530,992
1,520,000 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6 .250 01/01/65 1,521,405
1,250,000 (b) Public Finance Authority of Wisconsin, Contract Revenue
Bonds, Mercer Crossing Public Improvement District Project,
Series 2017
7 .000 03/01/47 1,269,221
300,000 (b) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Casa Esperanza Montessori, Series 2021A
4 .375 06/01/46 236,907
100,000 (b) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Casa Esperanza Montessori, Series 2021A
4 .500 06/01/56 74,818
1,000,000 (b) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Corvian Community School, North Carolina Series
2023A
6 .250 06/15/53 966,738
500,000 (b) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Mater Academy of Nevada, - East Las Vegas Campus
Project, Series 2024A
5 .000 12/15/54 458,156
750,000 Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Cincinnati Classical Academy, Series 2024A
5 .875 06/15/54 739,132
1,000,000 (b) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, Dreamhouse Refunding Series 2025A
7 .375 06/15/60 994,762
1,185,000 (b),(d) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A
6 .250 08/01/27 948,000
500,000 (b),(d) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017B
5 .625 08/01/27 450,000
2,000,000 (b) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
5 .000 12/01/27 1,600,000
5,935,000 (b) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
6 .500 12/01/37 4,748,000
4,500,000 (b) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
6 .750 12/01/42 3,600,000
55,300,000 (b) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
7 .000 12/01/50 44,240,000
4,690,000 (b) Public Finance Authority of Wisconsin, Multifamily Housing
Revenue Bonds, Promenade Apartments Project, Series 2024
6 .250 02/01/39 4,778,933
1,000,000 (b) Public Finance Authority of Wisconsin, Multifamily Housing
Revenue Bonds, Renaissance Hall at Old Course LLC Project,
Subordinate Series 2024
8 .000 06/01/67 938,970
250,000 (b) Public Finance Authority of Wisconsin, Retirement Facility
Revenue Bonds, Penick Village, Series 2019
5 .000 09/01/54 225,299

Portfolio of Investments December 31, 2025
(continued)
HYIF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 13,650,000 (b) Public Finance Authority of Wisconsin, Revenue Anticipation
Capital Appreciation Bonds, Texas Infrastructure Authority
Program, Myrtle Creek Project, Series 2025
0 .000% 12/15/41 $ 5,011,285
2,700,000 (b),(d) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
7 .000 07/01/48 1,890,000
700,000 (b) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2023A
6 .250 10/01/58 710,124
250,000 (b) Public Finance Authority of Wisconsin, Revenue Bonds, Senior
Revenue Bonds, Proton International Arkansas, LLC, Series
2021A
6 .850 01/01/51 171,430
3,350,000 (b) Public Finance Authority of Wisconsin, Revenue Bonds, Viticus
Group Project, Series 2025A
6 .750 12/01/65 3,420,073
1,000,000 (b),(d) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .375 01/01/48 450,000
100,000 (d),(f) Public Finance Authority of Wisconsin, Wisconsin Revenue
Note, KDC Agribusiness LLC Project, Series 2022B
15 .000 12/31/26 10
15,165,000 (b) Public Finance Authority, Wisconsin, Anticipation Capital
Appreciation Bonds, Milo Farms Project, Series 2025
0 .000 12/15/39 5,382,404
1,730,000 (b) Public Finance Authority, Wisconsin, Revenue Bonds, Two Step
Project, Series 2024
0 .000 12/15/34 1,016,987
7,635,000 (b) Public Finance Authority, Wisconsin, Tax Increment Revenue
Subordinate Bonds, World Center Project Series 2024B
8 .000 06/15/42 7,744,041
100,000 (b) Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds,
Refunding Senior Series 2021
5 .000 09/30/41 92,278
290,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Covenant Communities Inc, Second Tier Series 2018B
4 .375 07/01/38 268,265
250,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Phase 2 Project,
Series 2024
6 .125 10/01/59 258,485
1,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Oakwood Lutheran Senior
Ministries, Series 2021
4 .000 01/01/57 773,500
8,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Senior Living Revenue Bonds, Chiara Housing and
Services, Inc. Project, Series 2024
5 .875 07/01/55 8,513,049
6,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Senior Living Revenue Bonds, Chiara Housing and
Services, Inc. Project, Series 2024
6 .000 07/01/60 6,036,916
2,500,000 (b) Wisconsin Housing and Economic Development Authority,
Multifamily Housing Bonds, Meadow Village Project Series
2020A
5 .000 07/01/37 2,337,866
TOTAL WISCONSIN 136,455,676
TOTAL MUNICIPAL BONDS
(Cost $1,050,712,179) 997,844,096
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
120800 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (0.0% of Total Investments) 120800
CAPITAL GOODS - 0.0%
128,676 (d),(f) KDC Agribusiness Fairless Hills LLC 12 .000 09/17/26 13
TOTAL CAPITAL GOODS 13
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
110,000 (b),(f) Buckingham Senior Living Community Inc 12 .000 03/31/26 110,000
45,154 (f) Jackson Hospital 13 .000 04/30/26 4,515
62,714 (f) Jackson Hospital, Inc. and Jackson Hospital Financing, LLC 13 .000 04/30/26 6,272
TOTAL HEALTH CARE EQUIPMENT & SERVICES 120,787
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $345,738) 120,800

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
415 WARRANTS - 0.0% (0.0% of Total Investments) 415
TRANSPORTATION - 0.0%
41,460 (f),(h) BL TRAIN HOLDINGS WEST LLC $ 415
TOTAL TRANSPORTATION 415
TOTAL WARRANTS
(Cost $0) 415
TOTAL LONG-TERM INVESTMENTS
(Cost $1,051,057,917) 997,965,311
FLOATING RATE OBLIGATIONS - (2.9)% (20,580,000)
MFP SHARES, NET - (38.2)%(i) (273,418,591)
OTHER ASSETS & LIABILITIES, NET -  1.6% 11,503,424
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 715,470,144
AMT Alternative Minimum Tax
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $626,691,884 or 62.8% of Total Investments.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) When-issued or delayed delivery security.
(h) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(i) MFP Shares, Net as a percentage of Total Investments is 27.4%.

Portfolio of Investments December 31, 2025
(continued)
HYIF

Enhanced High Yield Municipal Bond
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 997,844,036 $ 60 $ 997,844,096
Variable Rate Senior Loan Interests – – 120,800 120,800
Warrants – – 415 415
Total $ – $ 997,844,036 $ 121,275 $ 997,965,311